Shareholder Report, Average Annual Return (Details) 197678_Rockefeller Climate Solutions Fund_Class A_TSR SemiAnnual {Class A}	12 Months Ended	58 Months Ended
	May 31, 2026	May 31, 2026
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with maximum 5.25% sales charge)
Average Annual Return, Percent	9.94%	3.62%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	16.03%	4.77%
MSCI ACWI Net Total Return Index (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Total Return Index (USD)
Average Annual Return, Percent	30.27%	11.49%